Investments in and Advances to Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended
	Mar. 22, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Equity in income of affiliates	Mar. 22, 2011 Sale of investment and new licensing agreement related to Hero Honda Motors Ltd. (HHML)
Schedule of Equity Method Investments [Line Items]
Impairment losses on investments in affiliates, net of tax					¥ 12,757
Investment in Hero Honda Motors Ltd. (HHML), sold, book value	34,275
Investment in Hero Honda Motors Ltd. (HHML), sold, percentage of total outstanding shares (in percentage)	26.00%
Proceeds from sales of investment in Hero Honda Motors Ltd. (HHML)	71,073	9,957	71,073
Consideration to be paid by installments, licensing agreement						45,000
Revenue related to new licensing agreement included in Net sales and other operating revenue						32,015
Gain on sale of investment			46,756			46,756
Honda's equity in undistributed income of affiliates		¥ 380,271		¥ 376,888